Report for the Calendar Year or Quarter Ended:	September 30, 2009
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		October 9, 2009

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:	$249,323

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
  ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
  SOLE
D
ABBOTT LABS
COM
002824100
9352
189040
189040
189040
D
AT&T
COM
00206R102
377
13953
13953
13953
D
BB&T CORP
COM
054937107
4802
176285
176285
176285
D
CAPITAL SOUTHWEST CORP
COM
140501107
259
3375
3375
3375
D
CHEVRON-TEXACO CORP
COM
166764100
303
4308
4308
4308
D
CHUBB CORPORATION
COM
171232101
7662
151990
151990
151990
D
CINCINNATI FINANCIAL CORP
COM
172062101
411
15821
15821
15821
D
CISCO SYSTEMS
COM
17275R102
9723
413043
413043
413043
D
CONOCOPHILLIPS
COM
20825C104
11350
251319
251319
251319
D
CVS CAREMARK CORPORATION
COM
126650100
8675
242730
242730
242730
D
DIAGEO PLC
COM
25243Q205
6292
102327
102327
102327
D
EBAY
COM
278642103
7501
317855
317855
317855
D
EXXON MOBIL CORP
COM
30231G102
8580
125049
125049
125049
D
GENERAL DYNAMICS CORP
COM
369550108
8378
129693
129693
129693
D
HEINZ HJ CO
COM
423074103
7862
197775
197775
197775
D
ILLINOIS TOOL WORKS
COM
452308109
5080
118935
118935
118935
D
JACOBS ENGINEERING GROUP
COM
469814107
7234
157440
157440
157440
D
JOHNSON & JOHNSON
COM
478160104
9688
159100
159100
159100
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
LOWE'S COMPANIES, INC.
COM
548661107
8546
408115
408115
408115
D
MARKEL CORPORATION
COM
570535104
4511
13676
13676
13676
D
MCDONALD'S CORP
COM
580135101
10079
176610
176610
176610
D
MEDTRONIC INC
COM
585055106
6158
167336
167336
167336
D
MICROSOFT
COM
594918104
9299
361533
361533
361533
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
8555
132220
132220
132220
D
ORACLE CORPORATION
COM
68389X105
8291
397840
397840
397840
D
PAYCHEX, INC.
COM
704326107
7426
255620
255620
255620
D
PEPSICO
COM
713448108
12233
208545
208545
208545
D
PFIZER INC
COM
717081103
550
33207
33207
33207
D
PROCTER & GAMBLE
COM
742718109
13092
226032
226032
226032
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SIGMA ALDRICH
COM
826552101
7476
138505
138505
138505
D
SPDR TRUST, SERIES 1
COM
78462F103
280
2648
2648
2648
D
STATE STREET CORP
COM
857477103
280
5325
5325
5325
D
STRYKER
COM
863667101
9533
209835
209835
209835
D
SYSCO CORPORATION
COM
871829107
7368
296500
296500
296500
D
TEVA PHARMACEUTICALS
COM
881624209
7789
154060
154060
154060
D
US BANCORP
COM
902973304
659
30166
30166
30166
D
VANGUARD STAR FD #56
COM
921909107
642
37350
37350
37350
D
WAL-MART
COM
931142103
250
5090
5090
5090
D
WATERS CORPORATION
COM
941848103
7494
134165
134165
134165
D
3M COMPANY
COM
88579Y101
5175
70126
70126
70126
S
REPORT SUMMARY
43
RECORDS
249323
0
OTHER MANAGERS